Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2016
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
Equinox BH-DG Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Equinox BH-DG Strategy Fund
Supplement [Text Block]	eqft_SupplementTextBlock

Equinox BH-DG Strategy Fund

(the “Fund”)

of

EQUINOX FUNDS TRUST

Supplement dated April 25, 2016 (“Supplement”) to the Fund’s Prospectus

The information in this Supplement updates and amends certain information contained in the currently effective Prospectus dated on or before the date of this Supplement and should be read in conjunction with any such Prospectus.

In Footnote (3) to the table “Fees and Expenses of the Fund” on page 1 of the Prospectus, all references to the “Campbell Program” are hereby deleted and replaced with the “BH-DG Program.”

Investors should retain this supplement for future reference.